Note 12 - Long-term Debt (Details) - Long-term Portion and Current Portion of Long-term Debt - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt, non-current		$ 7,707
Long-term debt, current	$ 67,947	64,338
Long-term debt	67,947	72,045
Piraeus Bank A.E. [Member]
Debt Instrument [Line Items]
Long-term debt, current	32,525	32,525
Long-term debt	32,525	32,525
Portigon AG [Member]
Debt Instrument [Line Items]
Long-term debt, current	24,215	24,215
Long-term debt	24,215	24,215
Mojave Finance Inc. [Member]
Debt Instrument [Line Items]
Long-term debt, current	3,000	3,000
Long-term debt	3,000	3,000
Natixis [Member]
Debt Instrument [Line Items]
Long-term debt, non-current		7,707
Long-term debt, current	8,207	4,598
Long-term debt	$ 8,207	$ 12,305